3055 Olin Avenue

Suite 2000

San Jose, California 95128

Phone 800.366.7266

Fax 408.247.1108

http://www.loringward.com

August 27, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Office of Filings, Information & Consumer Services

RE:           SA Funds – Investment Trust

File Nos.  333-70423; 811-09195

Post-Effective Amendment No. 19

Ladies and Gentlemen:

We hereby submit for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 19 under the 1933 Act and Amendment No. 21 under the Investment Company Act of 1940, as amended to the Registrant’s registration statement on Form N-1A (the “Amendment”).

The primary purposes of the Amendment are to: (1) consolidate the prospectuses and statements of additional information of the series of the Registrant into a single prospectus and statement of additional information; and (2) reflect that the underlying fund in which the SA International Small Company Fund invests now invests a portion of its assets in a fund that invests in stocks of Canadian small capitalization companies.  The Amendment also makes other non-material revisions to the consolidated prospectus and statement of additional information.  Pursuant to Rule 485(a)(1), it is intended that the Amendment become effective on October 26, 2007.

If you should have any questions relating to the Amendment, please contact our counsel, Darrell Mounts, at (202) 778-9298.

Sincerely,

SA FUNDS – INVESTMENT TRUST

/s/ Steven K. McGinnis
Steven K. McGinnis
Chief Compliance Officer

cc:           R. Darrell Mounts, Esq.

Distributed by Loring Ward Securities Inc., member NASD/SIPC